Note 37 - Group Entities	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
37	Group entities

	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with holding company
			2021	2020	2021	2020

Caledonia Holdings Zimbabwe (Private) Limited	$	Zimbabwe	100	100	-	-
Caledonia Mining Services (Private) Limited	$	Zimbabwe	100	100	-	-
Fintona Investments Proprietary Limited	ZAR	South Africa	100	100	(14,859)	(14,859)
Caledonia Mining South Africa Proprietary Limited	ZAR	South Africa	100	100	1,406	612
Greenstone Management Services Holdings Limited	$	United Kingdom	100	100	22,916	20,818
Blanket Mine (1983) (Private) Limited (2)	$	Zimbabwe	64	64	5,765	3,980
Blanket Employee Trust Services (Private) Limited (BETS) (1)	$	Zimbabwe	-	-	-	-

(1) BETS and the Community Trust are consolidated as structured entities.

(2) Refer to note 5 for the effective shareholding. NCI has a 13.2% (2020: 13.2%, 2019: 16.2%) interest in cash flows of Blanket only.